Income Taxes - Reconciliation of Effective Income Tax Rate Based on Profit (Loss) from Operations before Income Taxes to Statutory Income Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Permanent differences relating to non-taxable income and non-deductible expenses	(5.40%)	(24.30%)	(13.80%)
Effect on withholding income tax on dividends			(6.50%)
Tax on disposal of HZ			(6.40%)
Change in valuation allowance	(11.10%)	7.80%	(2.70%)
Change in estimate	0.00%	0.00%	0.00%
Effective tax rate			(12.90%)